Accounts Receivable, Net (Details) - Schedule of net book value of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net book value of accounts receivable [Abstract]
Accounts receivable	$ 19,760,422	$ 11,895,600
Less: Allowance for doubtful accounts	(1,721,840)	(601,975)
Accounts receivable, net	$ 18,038,582	$ 11,293,625